Condensed Statement of Income (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement of Income (Deutsche Bank Parent) [Line Items]
Interest income, excluding dividends from subsidiaries	€ 15,339	€ 14,247	€ 13,760
Dividends received from [Abstract]
Dividends received from bank subsidiaries	1,185	1,042	296
Dividends received from nonbank subsidiaries	2,142	2,935	5,010
Interest expense	9,575	7,947	7,559
Net interest and dividend income	9,092	10,278	11,506
Provision for credit losses	675	872	359
Net interest and dividend income after provision for credit losses	8,417	9,406	11,147
Noninterest income [Abstract]
Commissions and fee income	3,721	4,145	4,265
Net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,789	1,791	4,918
Other income (loss)	(744)	(606)	(1,371)
Total noninterest income	5,766	5,330	7,812
Noninterest expenses [Abstract]
Compensation and benefits	5,123	5,137	5,763
General and administrative expenses	6,347	7,524	10,997
Services provided by (to) affiliates, net	1,426	1,263	1,621
Impairment of goodwill and other intangible assets	6	14	519
Total noninterest expenses	12,902	13,938	18,899
Income (loss) before income taxes	1,281	797	60
Income tax expense	(90)	161	1,003
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	€ 1,371	€ 636	€ (943)